Debt - Additional Information (Detail)			3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 23, 2016 USD ($) Facility	Mar. 31, 2017	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Line Of Credit Facility [Line Items]
Loss on debt extinguishment charge				$ (83,000)	$ (2,196,000)
Payments of debt issuance costs					$ 1,105,000	$ 2,257,000
Credit agreement, minimum fixed charge coverage ratio				120.00%	120.00%
Credit agreement, capital expenditure in any fiscal year				$ 1,300,000	$ 1,300,000
Maximum
Line Of Credit Facility [Line Items]
Credit agreement, leverage ratio				500.00%	500.00%
PNC and White Oak
Line Of Credit Facility [Line Items]
Credit facility, maximum borrowing capacity		$ 65,000,000
Credit facility, term		5 years
Amount drawn by company		$ 46,700,000
Scenario, Forecast
Line Of Credit Facility [Line Items]
Credit agreement, leverage ratio	285.00%
Term Loan A Facility | PNC
Line Of Credit Facility [Line Items]
Credit facility, maximum borrowing capacity		8,500,000
Weighted average interest rate					4.76%
Amount drawn by company				$ 0	$ 8,500,000
Percentage of IPO net proceeds required by credit agreement to pay down debt				40.00%
Debt instrument remaining amount after settlement through initial public offering				$ 4,160,000
Repayment amount				4,128,000
Loss on debt extinguishment charge				(83,000)
Quarterly principal payment of loan					$ 212,000
Prepayment penalty percent					1.00%
Debt Instrument, frequency of periodic payment					quarterly
Payment commencing date					Mar. 31, 2017
Debt instrument maturity date					Dec. 23, 2021
Frequency of interest payments					monthly
Term Loan A Facility | PNC | One Month LIBOR
Line Of Credit Facility [Line Items]
Borrowing term option for funds borrowed under the LIBOR option					1 month
Term Loan A Facility | PNC | Two Month LIBOR
Line Of Credit Facility [Line Items]
Borrowing term option for funds borrowed under the LIBOR option					2 months
Term Loan A Facility | PNC | Three Month LIBOR
Line Of Credit Facility [Line Items]
Borrowing term option for funds borrowed under the LIBOR option					3 months
Term Loan A Facility | PNC | Domestic Rate
Line Of Credit Facility [Line Items]
Interest rate under credit agreement					2.00%
Term Loan A Facility | PNC | LIBOR Rate
Line Of Credit Facility [Line Items]
Interest rate under credit agreement					3.00%
Term Loan A Facility | PNC | Maximum | Domestic Rate
Line Of Credit Facility [Line Items]
Interest rate under credit agreement			1.50%
Term Loan A Facility | PNC | Maximum | LIBOR Rate
Line Of Credit Facility [Line Items]
Interest rate under credit agreement			2.50%
Term Loan A Facility | PNC | Minimum | Domestic Rate
Line Of Credit Facility [Line Items]
Interest rate under credit agreement			1.00%
Term Loan A Facility | PNC | Minimum | LIBOR Rate
Line Of Credit Facility [Line Items]
Interest rate under credit agreement			2.00%
Term Loan B Facility | White Oak
Line Of Credit Facility [Line Items]
Credit facility, maximum borrowing capacity		21,500,000
Revolving Credit Facility | PNC
Line Of Credit Facility [Line Items]
Credit facility, maximum borrowing capacity		$ 35,000,000
Amount drawn by company				$ 7,439,000	$ 15,605,000
Number of sub-facilities | Facility		2
Credit facility, maturity date		Dec. 23, 2021
Eligible CAT receivables amount		$ 8,600,000
Description on revolving loan facility				The maximum amount available is limited to (i) the sum of (a) up to 85% of Eligible Receivables, plus (b) 90% of Eligible Insured Foreign Receivables, plus (c) the lesser of (I) 95% of Eligible CAT Receivables, or $8,600 plus (ii) the lesser of (A) the sum of (I) up to 65% of the value of the Eligible Inventory (other than Eligible Inventory consisting of finished goods machines and service parts that are current), plus (II) 80% of the value of Eligible inventory consisting of finished goods machines, plus (III) 75% of the value of Eligible Inventory consisting of service parts that are current) or, (B) up to 90% of the appraised net orderly liquidation value of Eligible Inventory.	The maximum amount available is limited to (i) the sum of (a) up to 85% of Eligible Receivables, plus (b) 90% of Eligible Insured Foreign Receivables, plus (c) the lesser of (I) 95% of Eligible CAT Receivables, or $8,600 plus (ii) the lesser of (A) the sum of (I) up to 65% of the value of the Eligible Inventory (other than Eligible Inventory consisting of finished goods machines and service parts that are current), plus (II) 80% of the value of Eligible inventory consisting of finished goods machines, plus (III) 75% of the value of Eligible Inventory consisting of service parts that are current) or, (B) up to 90% of the appraised net orderly liquidation value of Eligible Inventory.
Line of credit facility, inventory collateral description				Inventory collateral is capped at $15,000 less outstanding letters of credit and any reasonable reserves as established by the bank.	Inventory collateral is capped at $15,000 less outstanding letters of credit and any reasonable reserves as established by the bank.
Inventory collateral, gross value		$ 15,000,000
Credit facility, available borrowing capacity				$ 18,735,000	$ 19,154,000
Percentage of eligible insured foreign receivables		90.00%
Borrowing base percentage on eligible inventory consisting of finished goods machines		80.00%
Borrowing base percentage on eligible inventory consisting of current service parts		75.00%
Line of credit facility interest rate description				The spread for domestic rate will range from 1% to 1.5% and LIBOR spread from 2% to 2.5% depending on the average undrawn availability (as defined in the loan agreement).	The spread for domestic rate will range from 1% to 1.5% and LIBOR spread from 2% to 2.5% depending on the average undrawn availability (as defined in the loan agreement).
Weighted average interest rate				3.60%	3.60%
Unused line fee				0.375%	0.375%
Revolving Credit Facility | PNC | One Month LIBOR
Line Of Credit Facility [Line Items]
Borrowing term option for funds borrowed under the LIBOR option				1 month	1 month
Revolving Credit Facility | PNC | Two Month LIBOR
Line Of Credit Facility [Line Items]
Borrowing term option for funds borrowed under the LIBOR option				2 months	2 months
Revolving Credit Facility | PNC | Three Month LIBOR
Line Of Credit Facility [Line Items]
Borrowing term option for funds borrowed under the LIBOR option				3 months	3 months
Revolving Credit Facility | PNC | Domestic Rate
Line Of Credit Facility [Line Items]
Interest rate under credit agreement					1.50%
Revolving Credit Facility | PNC | LIBOR Rate
Line Of Credit Facility [Line Items]
Interest rate under credit agreement					2.50%
Revolving Credit Facility | PNC | Maximum
Line Of Credit Facility [Line Items]
Percentage of eligible receivables		85.00%
Percentage of eligible CAT receivables		95.00%
Borrowing Base percentage on eligible inventory other than finished goods machines and service parts		65.00%
Percentage of net orderly liquidation value of eligible inventory		90.00%
Revolving Credit Facility | PNC | Maximum | Domestic Rate
Line Of Credit Facility [Line Items]
Interest rate under credit agreement			1.50%	1.50%
Revolving Credit Facility | PNC | Maximum | LIBOR Rate
Line Of Credit Facility [Line Items]
Interest rate under credit agreement			2.50%	2.50%
Revolving Credit Facility | PNC | Minimum | Domestic Rate
Line Of Credit Facility [Line Items]
Interest rate under credit agreement			1.00%	1.00%
Revolving Credit Facility | PNC | Minimum | LIBOR Rate
Line Of Credit Facility [Line Items]
Interest rate under credit agreement			2.00%	2.00%
Revolving Credit Facility | Letter of Credit Sub-Facility | PNC
Line Of Credit Facility [Line Items]
Credit facility, maximum borrowing capacity		$ 2,000,000
Revolving Credit Facility | Swing Loan Sub-Facility | PNC
Line Of Credit Facility [Line Items]
Credit facility, maximum borrowing capacity		$ 3,500,000
White Oak | Term Loan B Facility
Line Of Credit Facility [Line Items]
Line of credit facility interest rate description				The interest rate is fixed at a LIBOR rate plus 10% until delivery of the same reporting documents referenced above. After delivery of the reporting documents, the Company will pay interest at the LIBOR rate plus a spread of either 9% or 10% depending on the leverage ratio, provided that at no time will the LIBOR rate be less than 1%.	The interest rate is fixed at a LIBOR rate plus 10% until delivery of the same reporting documents referenced above. After delivery of the reporting documents, the Company will pay interest at the LIBOR rate plus a spread of either 9% or 10% depending on the leverage ratio, provided that at no time will the LIBOR rate be less than 1%.
Amount drawn by company				$ 18,388,000	$ 21,500,000
Net debt				17,835,000
Payments of debt issuance costs				$ 553,000
Debt instrument interest rate				10.30%	11.00%
Quarterly principal payment of loan				$ 538,000	$ 538,000
Prepayment penalty percent				2.00%	2.00%
Debt Instrument, frequency of periodic payment				quarterly	quarterly
Payment commencing date				Mar. 31, 2017	Mar. 31, 2017
Debt instrument maturity date				Dec. 23, 2021	Dec. 23, 2021
Frequency of interest payments				monthly	monthly
White Oak | Term Loan B Facility | LIBOR Rate
Line Of Credit Facility [Line Items]
Interest rate under credit agreement				10.00%	10.00%
White Oak | Term Loan B Facility | Maximum
Line Of Credit Facility [Line Items]
Debt instrument LIBOR rate before spread				1.00%	1.00%
White Oak | Term Loan B Facility | Maximum | LIBOR Rate
Line Of Credit Facility [Line Items]
Interest rate under credit agreement				10.00%	10.00%
White Oak | Term Loan B Facility | Minimum | LIBOR Rate
Line Of Credit Facility [Line Items]
Interest rate under credit agreement				9.00%	9.00%